INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits
Balance at beginning of the period	$ 10,712	$ 8,667	$ 7,787
Additions for tax positions related to the current year	1,672	2,184	2,687
Settlements	0	0	(2,069)
Additions for tax positions of prior years	37	10	614
Reductions for tax positions of prior years	(34)	(149)	(352)
Expiration of statutes	(283)	0	0
Balance at end of the period	$ 12,104	$ 10,712	$ 8,667